Significant Accounting Policies - Schedule of Fair Value of Level 3 Derivative Liabilities on Fair Value of Recurring Basic (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance - Beginning	$ 199,907
Change in fair value of derivative liabilities	81,276			(264,853)			$ (191,656)
Balance - Ending	281,183	199,907		281,183
Derivative Liabilities [Member]
Balance - Beginning	199,907
Derivative liabilities associated with the issuance of common stock warrants		513,534
Derivative liabilities associated with the issuance of placement agent warrants		32,502
Change in fair value of derivative liabilities	81,276	(346,129)
Balance - Ending	$ 281,183	$ 199,907		$ 281,183